SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 100,000 shares per a subscription agreement allowing for the purchase of the restricted common stock at $4.50 per share.

Subsequent to December 31, 2012, the Company issued 6,722 shares of restricted common stock as the result of the cashless exercise of 10,000 options with an exercise price of $2.00 per share.

Subsequent to December 31, 2012, the Company accepted the resignations of certain management and Board of Director members and appointed new members to the Board of Directors and new management.  Outgoing directors includes Denny W. Nestripke, Michael Harland and Robert Morley.  New appointees to the Board include Kelly Hoffman, David A Fowler, Anthony B. Petrelli and Clayton E. Woodrum.  Mr. Lloyd T. Rochford was appointed as the new Chairman of the Board.  Outgoing management consisted of Denny W. Nestripke and incoming management included Kelly Hoffman as Chief Executive Officer, David A. Fowler as President, William R. Broaddrick as Chief Financial Officer, Corporate Secretary and Treasurer and Daniel D. Wilson as Vice President of Operations.

Subsequent to December 31, 2012, via shareholder consent, a majority of the shareholders increased the number of authorized shares of Common Stock from 75,000,000 to 150,000,000 and also authorized 50,000,000 shares of Preferred Stock, $0.001 par value.

Subsequent to December 31, 2012, via shareholder consent, a majority of the shareholders approved an increase in the number of authorized shares in the Company’s Long Term Incentive Plan from 2,500,000 to 5,000,000.

Subsequent to December 31, 2012, the Company granted 1,400,000 options with exercise prices of $4.50 per share and 150,000 options with exercise prices of $5.50 per share to contractors, employees and directors.

We have evaluated subsequent events after the balance sheet date of December 31, 2012 through the time of filing with the SEC on March 29, 2013, which is the date the financial statements were issued.

SUBSEQUENT EVENTS,

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to September 30, 2013, the Company entered into a Joint Development Agreement, effective immediately, with Torchlight Energy Resources, Inc., to develop the Company’s existing Kansas leasehold, consisting of approximately 17,000 acres in Gray, Haskell and Finney counties.  Pursuant to the Agreement, Ring will operate the Kansas leasehold acreage.  In consideration of entering into the Agreement, Torchlight will pay 100% of all drilling and completion costs until an amount equal to Ring’s total costs related to the Kansas leases has been met (approximately $6.2 million).  After Torchlight has matched Ring’s total costs related to the Kansas leases, Ring and Torchlight will equally share all drilling and development costs related to the continued ongoing development of the leases.  Ring and Torchlight will share equally in any production and revenue in connection with the development of the Kansas leasehold acreage from the commencement of the first well pursuant to the terms of the Agreement.